SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
Schedule of the option activities under the Share Incentive Plan

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$ in thousands
Outstanding, December 31, 2021	11,000,594	0.87	1.25	7.89	2,284
Granted	4,868,000	0.05	0.36	9.96
Forfeited	(406,273)	1.37	1.02
Exercised	(9,720)	0.05
Outstanding, December 31, 2022	15,452,601	0.15	0.68	7.86	6,157
Vested and expected to vest at December 31, 2022	15,452,601	0.15	0.68	7.86	6,157
Exercisable at December 31, 2022	7,427,090	0.19	0.65	7.43	2,851

Schedule of the assumptions used to estimate the fair value of the options granted

	For the year ended	For the year ended
	December 31, 2020	December 31, 2022
Fair value per ordinary share as at valuation date	US$1.30 — US$5.55	US$0.41
Risk‑free rate	0.69% — 0.84%	3.44%
Expected volatility range	50.87% — 51.22%	71.71%
Exercise multiple	2.2 — 2.8	2.2 — 2.8

Schedule of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	1,897	940	348	50
Research and development expenses	19,499	5,431	6,377	925
Sales and marketing expenses	2,858	3,010	1,599	232
General and administrative expenses	55,637	5,794	4,720	684
	79,891	15,175	13,044	1,891